Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares
Accounts Receivable, Allowance	¥ 42,914	$ 6,222	¥ 39,166
Contract Assets, Net Of Allowances	¥ 35,770	$ 5,186	¥ 14,478
Common Class A [Member]
Ordinary Shares, Par value | $ / shares		$ 0.0002
Ordinary Shares, Shares authorized	230,000,000	230,000,000	230,000,000
Ordinary Shares, Shares issued	85,318,596	85,318,596	87,784,001
Ordinary Shares, Shares outstanding	85,318,596	85,318,596	87,784,001
Common Class B [Member]
Ordinary Shares, Par value | $ / shares		$ 0.0002
Ordinary Shares, Shares authorized	20,000,000	20,000,000	20,000,000
Ordinary Shares, Shares issued	17,324,848	17,324,848	17,324,848
Ordinary Shares, Shares outstanding	17,324,848	17,324,848	17,324,848
Nonrecourse [Member]
Consolidated VIE and its subsidiaries, Current	¥ 290,252	$ 42,081	¥ 279,601
Consolidated VIE and its subsidiaries, Non-current	¥ 6,541	$ 949	¥ 38,232